Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Fixed Rate of Instruments [Abstract]
Common Equity Tier 1 Capital	$ 32,721	$ 30,633
Tier 1 Capital	37,220	35,108
Total Capital	44,116	40,596
Common Equity Tier 1 Capital Risk-Weighted Assets	289,237	269,466
Tier 1 Capital Risk-Weighted Assets	289,420	269,466
Total Capital Risk-Weighted Assets	$ 289,604	$ 269,466
Common Equity Tier 1 Capital Ratio	11.30%	11.40%
Tier 1 Capital Ratio	12.90%	13.00%
Total Capital Ratio	15.20%	15.10%
Leverage Ratio	4.20%	4.40%